UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------


Check here if Amendment []; Amendment Number:
                                              --------------

          This Amendment (Check only one.):     [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature, Place, and Date of Signing:


           /s/ Emma Love             Geneva, Switzerland      February 14, 2012
-------------------------------  --------------------------   -----------------
            [Signature]                   [City, State]              [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:              69
                                            -------------------

Form 13F Information Table Value Total:           $793,966
                                            -------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None


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
                                                  JABRE CAPITAL PARTNERS S.A.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2011

-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
3M CO                        COM              88579Y101    4,536     55,500 SH  PUT  SOLE                    55,500
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   19,398 14,000,000 PRN      SOLE                                  NONE
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/1  018581AC2   33,971 15,000,000 PRN      SOLE                                  NONE
AMAZON COM INC               COM              023135106    1,818     10,500 SH  PUT  SOLE                    10,500
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146    3,737  1,850,000 SH       SOLE                 1,850,000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153    2,574  8,304,800 SH       SOLE                 8,304,800
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,920    600,000 SH       SOLE                   600,000
CACI INTL INC                NOTE 2.125% 5/0  127190AD8   20,082 17,000,000 PRN      SOLE                                  NONE
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9    5,689  6,000,000 PRN      SOLE                                  NONE
CITIGROUP INC                *W EXP 01/04/201 172967226    6,090 21,000,000 SH       SOLE                21,000,000
CITIGROUP INC                *W EXP 10/28/201 172967234      810 15,914,400 SH       SOLE                15,914,400
CONTINENTAL AIRLS INC        NOTE 4.500% 1/1  210795PU8   12,287 10,000,000 PRN      SOLE                                  NONE
CUBIST PHARMACEUTICALS INC   NOTE 2.500%11/0  229678AD9    7,391  5,000,000 PRN      SOLE                                  NONE
EXXON MOBIL CORP             COM              30231G102   29,666    350,000 SH  CALL SOLE                   350,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134   36,236 15,098,500 SH       SOLE                15,098,500
GENERAL DYNAMICS CORP        COM              369550108      830     12,500 SH  CALL SOLE                    12,500
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    6,647    850,000 SH       SOLE                   850,000
GILEAD SCIENCES INC          NOTE 1.625% 5/0  375558AP8   11,417 10,000,000 PRN      SOLE                                  NONE
GILEAD SCIENCES INC          COM              375558103    4,502    110,000 SH  CALL SOLE                   110,000
GOODRICH CORP                COM              382388106    4,088     33,050 SH       SOLE                    33,050
HEALTHSPRING INC             COM              42224N101    5,454    100,000 SH       SOLE                   100,000
HEWLETT PACKARD CO           COM              428236103    7,986    310,000 SH       SOLE                   310,000
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4   17,300 10,000,000 PRN      SOLE                                  NONE
INTEROIL CORP                NOTE 2.750%11/1  460951AC0    5,447  6,500,000 PRN      SOLE                                  NONE
ISHARES TR                   MSCI EMERG MKT   464287234   20,639    544,000 SH  PUT  SOLE                   544,000
IVANHOE MINES LTD            COM              46579N103      443     25,000 SH       SOLE                    25,000
JANUS CAP GROUP INC          NOTE 3.250% 7/1  47102XAG0   23,103 23,000,000 PRN      SOLE                                  NONE
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8    6,121 15,000,000 PRN      SOLE                                  NONE
KINROSS GOLD CORP            COM NO PAR       496902404   11,400  1,000,000 SH  CALL SOLE                 1,000,000
MANNKIND CORP                NOTE 5.750% 8/1  56400PAC6    2,169  3,000,000 PRN      SOLE                                  NONE
MCDONALDS CORP               COM              580135101   20,066    200,000 SH  PUT  SOLE                   200,000
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0    2,874  3,000,000 PRN      SOLE                                  NONE
MOBILE TELESYSTEMS OJSC      SPONSORED ADR    607409109    2,190    149,202 SH       SOLE                   149,202
MOTOROLA MOBILITY HLDGS INC  COM              620097105   11,058    285,000 SH       SOLE                   285,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1  63934EAL2   10,877 10,000,000 PRN      SOLE                                  NONE
NETLOGIC MICROSYSTEMS INC    COM              64118B100   10,211    206,000 SH       SOLE                   206,000
NEWMONT MINING CORP          NOTE 1.250% 7/1  651639AH9   26,618 19,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5   14,539 10,000,000 PRN      SOLE                                  NONE
NORTHERN DYNASTY MINERALS LT COM NEW          66510M204    3,624    600,000 SH       SOLE                   600,000
OMNICARE INC                 NOTE 3.750%12/1  681904AN8   30,264 21,650,000 PRN      SOLE                                  NONE
PHARMASSET INC               COM              71715N106    4,588     35,789 SH       SOLE                    35,789
PNC FINL SVCS GROUP INC      *W EXP 12/31/201 693475121    7,068    600,000 SH       SOLE                   600,000
RESEARCH IN MOTION LTD       COM              760975102   21,750  1,500,000 SH  CALL SOLE                 1,500,000
RSC HOLDINGS INC             COM              74972L102    2,960    160,000 SH       SOLE                   160,000
SALESFORCE COM INC           NOTE 0.750% 1/1  79466LAB0   20,545 15,000,000 PRN      SOLE                                  NONE
SANOFI                       RIGHT 12/31/2020 80105N113      322    268,667 SH       SOLE                   268,667
SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   31,592 25,870,000 PRN      SOLE                                  NONE
SOUTHERN UN CO NEW           COM              844030106    5,849    138,900 SH       SOLE                   138,900
STARBUCKS CORP               COM              855244109   16,104    350,000 SH  PUT  SOLE                   350,000
SUCCESSFACTORS INC           COM              864596101    5,981    150,000 SH       SOLE                   150,000
SUNTRUST BKS INC             *W EXP 11/14/201 867914111    4,613  2,250,000 SH       SOLE                 2,250,000
SUNTRUST BKS INC             *W EXP 12/31/201 867914129      922    279,400 SH       SOLE                   279,400
TCF FINL CORP                *W EXP 11/14/201 872275128    3,543  1,687,300 SH       SOLE                 1,687,300
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4   14,675 12,000,000 PRN      SOLE                                  NONE
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5   11,225 10,000,000 PRN      SOLE                                  NONE
THOMPSON CREEK METALS CO INC COM              884768102   13,438  1,928,100 SH       SOLE                 1,928,100
TRW AUTOMOTIVE INC           NOTE 3.500%12/0  87264MAH2    8,087  6,000,000 PRN      SOLE                                  NONE
UNITED THERAPEUTICS CORP DEL NOTE 1.000% 9/1  91307CAE2    3,484  3,000,000 PRN      SOLE                                  NONE
VISTEON CORP                 COM NEW          92839U206    9,898    198,190 SH       SOLE                   198,190
VULCAN MATLS CO              COM              929160109    1,181     30,000 SH       SOLE                    30,000
WALGREEN CO                  COM              931422109   16,530    500,000 SH  CALL SOLE                   500,000
WALTER ENERGY INC            COM              93317Q105    2,422     40,000 SH  CALL SOLE                    40,000
WASHINGTON FED INC           *W EXP 11/14/201 938824117      939    247,156 SH       SOLE                   247,156
WEBSTER FINL CORP CONN       *W EXP 11/21/201 947890117    4,527    515,000 SH       SOLE                   515,000
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119   56,431  6,649,000 SH       SOLE                 6,649,000
WELLS FARGO & CO NEW         COM              949746101   55,120  2,000,000 SH  CALL SOLE                 2,000,000
XILINX INC                   NOTE 2.625% 6/1  983919AF8   19,074 15,000,000 PRN      SOLE                                  NONE
YAHOO INC                    COM              984332106    3,226    200,000 SH       SOLE                   200,000
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    1,800    600,000 SH       SOLE                   600,000
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